RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

27 RELATED PARTY TRANSACTIONS

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between the parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

	2022	2023	2024
	S$	S$	S$

Transactions with related parties:

Research income from associate	207,206	183,518	115,277
Purchase from associate	7,360	647	3,407
Service fee paid to directors	11,268	3,529	-
Amount due to a director	1,265	-	-

Balances with related parties:

Other receivable from associate	-	4,739	-

Compensation of directors and key management personnel

The remuneration of directors and key management personnel during the year were as follows:

	2022	2023	2024
	S$	S$	S$

Wages and salaries	290,070	410,699	470,850
Defined contribution plans	39,122	46,762	51,845
Other short-term benefits	3,414	7,028	9,906
Total	332,606	464,489	532,601

Analyzed by:
Directors of the Company	-	233,282	344,701
Other key management personnel	332,606	231,207	187,900
Total	332,606	464,489	532,601

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024